Intangible assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Intangible assets
15.	Intangible assets

	31 December 2020					31 December 2019
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total
Acquisition cost
Balance at end of previous year	40 074	2 774	2 594	666	46 108	48 465
Effect of movements in foreign exchange	(839)	(6)	42	14	(789)	(79)
Acquisitions through business combinations	157	—	—	5	162	99
Acquisitions and expenditures	35	190	53	279	557	631
Disposals	—	(23)	(38)	(81)	(142)	(259)
Disposals through the sale of subsidiaries	—	—	—	—	—	(29)
Transfer (to)/from other asset categories and other movements 1	—	96	321	(428)	(11)	(2 720)

Balance at end of period	39 427	3 031	2 972	455	45 885	46 108
Amortization and impairment losses
Balance at end of previous year	(32)	(1 595)	(1 851)	(178)	(3 656)	(3 634)
Effect of movements in foreign exchange	—	12	(29)	1	(16)	41
Amortization	—	(297)	(364)	(54)	(715)	(622)
Impairment	(9)	(156)	—	—	(165)	—
Disposals	—	18	35	9	62	254
Disposals through the sale of subsidiaries	—	—	—	—	—	—
Transfer to/(from) other asset categories and other movements 1	—	(54)	28	158	132	305

Balance at end of period	(41)	(2 072)	(2 181)	(64)	(4 358)	(3 656)
Carrying value
at 31 December 2019	40 042	1 179	743	488	42 452	42 452
at 31 December 2020	39 386	959	791	391	41 527	—
During 2020, AB InBev recognized intangible assets on acquisitions of subsidiaries of 162m US dollar (2019: 128m US dollar) – see also Note 6
Acquisitions and disposals.
In addition, during 2020, the company recognized (165)m US dollar impairment on intangible sold during 2020 and other intangibles (31 December 2019: nil) – see also Note 8
Exceptional items.
AB InBev is the owner of some of the world’s most valuable brands in the beer industry. As a result, brands and certain distribution rights are expected to generate positive cash flows for as long as the company owns the brands and distribution rights. Given AB InBev’s more than
600-year
history, brands and certain distribution rights have been assigned indefinite lives.
Acquisitions and expenditures of commercial intangibles mainly represent supply and distribution rights, exclusive multi-year sponsorship rights and other commercial intangibles.
Intangible assets with indefinite useful lives are comprised primarily of brands and certain distribution rights that AB InBev purchased for its own products. These were tested for impairment in the second and the fourth quarter of 2020. Based on the impairment testing results, no impairment loss was allocated to intangible assets with indefinite useful lives – refer to Note 14
Goodwill
.
As at 31 December 2020, the carrying amount of the intangible assets amounted to 41 527m US dollar (31 December 2019: 42 452m US dollar) of which 39 395m US dollar was assigned an indefinite useful life (31 December 2019: 40 217m US dollar) and 2 132m US dollar a finite life (31 December 2019: 2 235m US dollar).

1
The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the balance sheet of intangible assets held for sale in accordance with IFRS 5
Non-current
assets held for sale and discontinued operations
and to the restatement of
non-monetary
assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
. Accordingly, the 2019 transfers include the balances of Australian operations reclassified to assets held for sale as at 31 December 2019 and disposed of upon the completion of the sale on 1 June 2020.

The carrying amount of intangible assets with indefinite useful lives was allocated to the cash-generating units as follows:

Million US dollar Cash-generating unit	2020	2019
United States	22 172	22 124
Rest of North America	42	66
Mexico	3 067	3 243
Colombia	3 320	3 488
Rest of Middle Americas	3 655	3 915
Brazil	1	3
Rest of South America	681	714
Europe	461	489
South Africa	3 289	3 417
Rest of Africa	1 068	1 228
China	427	410
Rest of Asia Pacific	1 212	1 120

Total carrying amount of intangible assets with indefinite useful lives	39 395	40 217
Intangible assets with indefinite useful lives have been tested for impairment using the same methodology and assumptions as disclosed in Note 14
Goodwill.
Based on the assumptions described in that note, AB InBev concluded that no impairment charge is warranted. While a change in the estimates used could have a material impact on the calculation of the fair values and trigger an impairment charge, the company is not aware of any reasonably possible change in a key assumption used that would cause a cash-generating unit’s carrying amount to exceed its recoverable amount.